Investments In Affiliated Companies, Partnerships And Other Companies (Tables)	12 Months Ended
Dec. 31, 2019
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Investments In Affiliated Companies

	December 31,
	2019	2018
Companies accounted for under the equity method (1)	$141,594	$144,435
Companies accounted for under the fair value method (2)	51,415	46,858
Companies accounted for at cost (3)	8,565	4,887
	$201,574	$196,180

(1)    See Note 6B.
(2)    See Note 6C.
(3)    Companies accounted at cost presented less impairments. During 2019, the Company invested $5,000 in a company in Israel.

Schedule Of Equity In Net Earnings Of Affiliated Companies
Equity in net earnings (losses) of affiliated companies and partnerships is as follows:

	Year ended December 31,
	2019	2018	2017
Company A	$8,497	$11,340	$9,579
Company B	(317)	(2,077)	1,734
Company C	3,840	10,102	6,427
Company D	(3,696)	(6,275)	(4,129)
Company E	(3,466)	(9,737)	—
Other	(3,084)	(5,575)	(2,250)
	$1,774	$(2,222)	$11,361

The summarized aggregate financial information of companies accounted for under the equity method is as follows:

Balance Sheet Information
Balance Sheet Information:

	December 31,
	2019	2018
Current assets	$505,502	$392,144
Non-current assets	146,975	131,636
Total assets	$652,477	$523,780

Current liabilities	$151,353	$139,183
Non-current liabilities	259,404	145,501
Shareholders' equity	241,720	239,096
Total liabilities and equity	$652,477	$523,780

Income Statement Information	Income Statement Information:

	Year ended December 31,
	2019	2018	2017
Revenues	$366,178	$362,711	$466,349
Gross profit	$158,382	$94,463	$101,242
Net income	$1,890	$727	$10,338